NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) Segments	Dec. 31, 2022 USD ($) Segments
Accounting Policies [Abstract]
Prepaid Expense, Current	$ 170,922	$ 58,236
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 13,544	$ 44,546
Number of reportable business segment | Segments	1	2